SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Assets and liabilities measured at fair value
Impairment losses				¥ 0
Impairment recognized for non-financial assets	¥ 0	¥ 0	¥ 0
Exchange traded fund products and wealth management products
Assets and liabilities measured at fair value
Total gain recognized for change in fair values	4,464	¥ 7,801	¥ 970
Recurring | Short-term investments
Assets and liabilities measured at fair value
Fair Value, asset and liability	205,861			205,861
Recurring | Level 2 | Short-term investments
Assets and liabilities measured at fair value
Fair Value, asset and liability	¥ 205,861			¥ 205,861